Equity Transactions	12 Months Ended
Dec. 31, 2023
Equity Transactions
Equity Transactions

4. Equity Transactions

GasLog Partners’ offerings

On March 31, 2021, GasLog Partners entered into a Fourth Amended and Restated Equity Distribution Agreement to renew the Partnership’s “at-the-market” common equity offering programme (“ATM Programme”). Under the ATM Programme, in the year ended December 31, 2021, GasLog Partners issued and received payment for 3,195,401 common units at a weighted average price of $3.19 per common unit for total net proceeds, after deducting fees and other expenses, of $9,633. As of December 31, 2022, the unutilized portion of the ATM Programme was $116,351.

On April 6, 2021, GasLog Partners issued 8,976 common units in connection with the vesting of 5,984 Restricted Common Units (“RCUs”) and 2,992 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “GasLog Partners’ Plan”).

On July 1, 2021, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the second tranche of its Class B units issued upon the elimination of incentive distribution rights (“IDRs”) in June 2019.

On April 1, 2022, GasLog Partners issued 33,700 common units in connection with the vesting of 19,638 RCUs and 14,062 PCUs under the GasLog Partners’ Plan. On June 30, 2022, GasLog Partners issued 101,964 common units in connection with the vesting of 50,982 RCUs and 50,982 PCUs under the GasLog Partners’ Plan.

On July 1, 2022, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the third tranche of its Class B units issued upon the elimination of IDRs in June 2019.

On April 3, 2023, GasLog Partners issued 108,894 common units in connection with the vesting of 92,805 RCUs and 16,089 PCUs under the GasLog Partners’ Plan.

On July 3, 2023, GasLog Partners issued 415,000 common units in connection with GasLog’s election to convert the fourth tranche of its Class B units issued upon the elimination of IDRs in June 2019.

Finally, under the Partnership’s preference unit repurchase programme established in 2021, renewed in 2022 and covering the period from March 11, 2021 to March 31, 2023, the preference units repurchased and cancelled as well as the amounts paid including commissions for the years ended December 31, 2021 and 2022 are presented in the following table, there were no preference units repurchased and cancelled for the year ended December 31, 2023:

		Amount paid including
Series	Number of units	commissions
Partnership’s Series B Preference Units	464,429	11,580
Partnership’s Series C Preference Units	269,549	6,808
Total for the year ended December 31, 2021	733,978	$18,388
Partnership’s Series A Preference Units	665,016	16,420
Partnership’s Series B Preference Units	639,189	16,080
Partnership’s Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,244

As further described in Note 1, on July 7, 2023, the Partnership’s common unitholders voted to approve the Transaction, with GasLog acquiring all of the outstanding common units of the Partnership not already beneficially owned by GasLog. The payment date for the Special Distribution was July 12, 2023, and the Transaction closed on July 13, 2023 at the Effective Time upon the filing of the certificate of merger with the Marshall Islands Registrar of Corporations. Holders of common units not already beneficially owned by GasLog who held their common units both on the Special Distribution record date of July 10, 2023 (subject to the applicability of due-bill trading) and at the Effective Time received overall consideration of $8.65 per common unit. Trading in the Partnership’s common units on the NYSE was suspended on July 13, 2023, and delisting of the common units took place on July 24, 2023. Upon the completion of the Transaction, 36,175,157 common units and the remaining 830,000 Class B units were cancelled.

Dividends declared attributable to non-controlling interests included in the consolidated statement of changes in equity represent cash distributions to holders of common and preference units.

In the year ended December 31, 2023, the board of directors of the Partnership approved and declared cash distributions of $119,377 and of $26,747 for the common units and preference units, respectively, held by non-controlling interests.

Allocation of GasLog Partners’ (loss)/profit	2021	2022	2023
Partnership’s (loss)/profit attributable to:
Common unitholders	(23,486)	90,630	106,716
General partner	(482)	1,898	4,526
Preference unitholders	29,694	26,458	27,467
Total	5,726	118,986	138,709
Partnership’s (loss)/profit allocated to GasLog	(7,127)	29,189	71,251
Partnership’s profit allocated to non-controlling interests	12,853	89,797	67,458
Total	5,726	118,986	138,709